Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Certain Quarterly Financial Data

The following tables are a summary of certain quarterly financial data for the years ended December 31, 2012 and 2011.

	2012 Quarter Ended
	March 31	June 30	September 30	December 31
	(In thousands, except per share data)
Interest and dividend income	$121,216	122,937	121,875	130,161
Interest expense	33,485	31,377	29,938	28,644

Net interest income	87,731	91,560	91,937	101,517
Provision for loan losses	13,000	19,000	16,000	17,000

Net interest income after provision for loan losses	74,731	72,560	75,937	84,517
Non-interest income	10,355	10,580	12,705	10,472
Non-interest expenses	54,455	44,876	48,217	59,459

Income before income tax expense	30,631	38,264	40,425	35,530
Income tax expense	11,696	14,292	15,936	14,159

Net income	$18,935	23,972	24,489	21,371

Basic and diluted earnings per common share	$0.18	0.22	0.23	0.20

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
	(In thousands, except per share data)
Interest and dividend income	$113,680	118,677	120,548	120,667
Interest expense	35,943	36,262	36,374	35,909

Net interest income	77,737	82,415	84,174	84,758
Provision for loan losses	17,000	18,500	20,000	20,000

Net interest income after provision for loan losses	60,737	63,915	64,174	64,758
Non-interest income	6,502	5,548	6,737	8,417
Non-interest expenses	38,297	39,236	38,546	39,542

Income before income tax expense	28,942	30,227	32,365	33,633
Income tax expense	10,728	10,604	12,398	12,551

Net income	$18,214	19,623	19,967	21,082

Basic and diluted earnings per common share	$0.17	0.18	0.19	0.20